Long-Term Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Longterm incentive plans [Abstract]
Schedule of movements in the group's employee incentive plan liabilities
Movements in the Group’s employee incentive plan liabilities during the years ended 31 December 2023 and 2022 are as follows:

	2023	2022
Balance at 1 January	12,317	14,935
Additions	78	5,075
Payments	(11,736)	(7,693)
Balance at 31 December prior to reclassification	659	12,317
Reclassified to other current liabilities	(659)	(11,773)
Balance at 31 December	—	544